Financial instruments and financial risk management - Summary of Liquidity Risk (Details) - Liquidity risk - USD ($) $ in Millions	Jul. 31, 2021	Jul. 31, 2020
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Trade and other payables	$ 3,525	$ 3,183
Debt including lease liabilities	3,595	4,235
Interest on debt including lease liabilities	728	876
Total	7,848	8,294
Due in less than one year
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Trade and other payables	3,188	2,889
Debt including lease liabilities	263	561
Interest on debt including lease liabilities	130	148
Total	3,581	3,598
Due in one to two years
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Trade and other payables	31	34
Debt including lease liabilities	507	291
Interest on debt including lease liabilities	116	131
Total	654	456
Due in two to three years
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Trade and other payables	25	20
Debt including lease liabilities	257	507
Interest on debt including lease liabilities	103	117
Total	385	644
Due in three to four years
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Trade and other payables	18	15
Debt including lease liabilities	295	345
Interest on debt including lease liabilities	93	103
Total	406	463
Due in four to five years
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Trade and other payables	19	14
Debt including lease liabilities	491	286
Interest on debt including lease liabilities	79	92
Total	589	392
Due in over five years
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Trade and other payables	244	211
Debt including lease liabilities	1,782	2,245
Interest on debt including lease liabilities	207	285
Total	$ 2,233	$ 2,741